Note 2 - Loans and Allowance for Loan Losses - Age Analysis of Past Due Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Past Due	$ 7,555	$ 13,792
Current	2,323,045	2,079,250
Loans and Leases Receivable, Gross, Total	2,330,600	2,093,042
Recorded Investment Greater Than 90 Days and Accruing	1,049	2,507
Financial Asset, 30 to 59 Days Past Due [Member]
Past Due	4,175	7,583
Financial Asset, 60 to 89 Days Past Due [Member]
Past Due	998	1,092
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Past Due	2,382	5,117
Real Estate Portfolio Segment [Member]
Loans and Leases Receivable, Gross, Total	2,076,783	1,929,325
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member]
Past Due	4,963	7,895
Current	531,031	503,355
Loans and Leases Receivable, Gross, Total	535,994	511,250
Recorded Investment Greater Than 90 Days and Accruing	796	1,387
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Past Due	2,634	4,760
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Past Due	511	799
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Past Due	1,818	2,336
Real Estate Portfolio Segment [Member] | Multifamily Real Estate [Member]
Past Due	0	0
Current	111,646	97,104
Loans and Leases Receivable, Gross, Total	111,646	97,104
Recorded Investment Greater Than 90 Days and Accruing	0	0
Real Estate Portfolio Segment [Member] | Multifamily Real Estate [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Past Due	0	0
Real Estate Portfolio Segment [Member] | Multifamily Real Estate [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Past Due	0	0
Real Estate Portfolio Segment [Member] | Multifamily Real Estate [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Past Due	0	0
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member]
Past Due	460	2,161
Current	837,306	791,218
Loans and Leases Receivable, Gross, Total	837,766	793,379
Recorded Investment Greater Than 90 Days and Accruing	149	0
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Past Due	0	500
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Past Due	0	0
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Past Due	460	1,661
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Past Due	812	2,276
Current	487,814	422,909
Loans and Leases Receivable, Gross, Total	488,626	425,185
Recorded Investment Greater Than 90 Days and Accruing	44	594
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Past Due	768	1,535
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Past Due	0	147
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Past Due	44	594
Real Estate Portfolio Segment [Member] | Farmland [Member]
Past Due	0	65
Current	15,429	19,203
Loans and Leases Receivable, Gross, Total	15,429	19,268
Recorded Investment Greater Than 90 Days and Accruing	0	8
Real Estate Portfolio Segment [Member] | Farmland [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Past Due	0	57
Real Estate Portfolio Segment [Member] | Farmland [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Past Due	0	0
Real Estate Portfolio Segment [Member] | Farmland [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Past Due	0	8
Real Estate Portfolio Segment [Member] | Second Mortgages [Member]
Past Due	265	100
Current	8,168	10,660
Loans and Leases Receivable, Gross, Total	8,433	10,760
Recorded Investment Greater Than 90 Days and Accruing	0	100
Real Estate Portfolio Segment [Member] | Second Mortgages [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Past Due	265	0
Real Estate Portfolio Segment [Member] | Second Mortgages [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Past Due	0	0
Real Estate Portfolio Segment [Member] | Second Mortgages [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Past Due	0	100
Real Estate Portfolio Segment [Member] | Home Equity Line of Credit [Member]
Past Due	333	515
Current	78,556	71,864
Loans and Leases Receivable, Gross, Total	78,889	72,379
Recorded Investment Greater Than 90 Days and Accruing	0	372
Real Estate Portfolio Segment [Member] | Home Equity Line of Credit [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Past Due	31	143
Real Estate Portfolio Segment [Member] | Home Equity Line of Credit [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Past Due	302	0
Real Estate Portfolio Segment [Member] | Home Equity Line of Credit [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Past Due	0	372
Commercial Portfolio Segment [Member]
Past Due	218	101
Current	172,593	98,164
Loans and Leases Receivable, Gross, Total	172,811	98,265
Recorded Investment Greater Than 90 Days and Accruing	0	0
Commercial Portfolio Segment [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Past Due	114	71
Commercial Portfolio Segment [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Past Due	104	30
Commercial Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Past Due	0	0
Agricultural Installment and Other Portfolio Segment [Member]
Past Due	504	679
Current	80,502	64,773
Loans and Leases Receivable, Gross, Total	81,006	65,452
Recorded Investment Greater Than 90 Days and Accruing	60	46
Agricultural Installment and Other Portfolio Segment [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Past Due	363	517
Agricultural Installment and Other Portfolio Segment [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Past Due	81	116
Agricultural Installment and Other Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Past Due	$ 60	$ 46